UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933 |X|
Pre-Effective Amendment No.  ___                        | |
Post-Effective Amendment No. ___                        | |

and/or

REGISTRATION STATEMENT UNDER THE
INVESTMENT COMPANY ACT OF 1940                          |X|
Amendment No. ___


Foresight Funds, Inc.
(Exact Name of Registrant as Specified in Charter)

24695 Deer Ridge Ln. Athens, AL                   35613
(Address of Principal Executive Offices)        (Zip Code)

Registrant's Telephone Number, Including Area Code: 256-230-0783

Michael M. Bissell
President
24695 Deer Ridge Ln.
Athens, AL 35613
(Name and Address of Agent for Service)

Approximate Date of Proposed Public Offering: Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until the Registrant shall file a further amendment which specifically states that this registration statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended (the "Act") or until the registration statement shall become effective on such date as the Securities and Exchange Commission acting pursuant to Section 8(a) of the Act may determine.

It is proposed that this filing will become effective:
| | Immediately upon filing pursuant to paragraph (b)
| | On (date) pursuant to paragraph (b)
| | 60 days after filing pursuant to paragraph (a)(1)
| | On (date) pursuant to paragraph (a)(1)
| | 75 days after filing pursuant to paragraph (a)(2)
| | On (date) pursuant to paragraph (a)(2) of rule 485

If appropriate check this box:
| | This post-effective amendment designates a new effective date for a previously filed post-effective amendment

The information in this prospectus is not complete and may be changed. We may not sell these securities until the registration statement filed with the Securities and Exchange Commission is effective. This prospectus is not an offer to sell these securities and it is not soliciting an offer to buy these securities in any state where the offer or sale is not permitted.

PROSPECTUS
________, ______




FORESIGHT VALUE FUND

Finance Your Future With Foresight

























The Securities and Exchange Commission has not approved or disapproved these securities nor determined the truthfulness or completeness of this prospectus. Any representation to the contrary is a criminal offense.

TABLE OF CONTENTS

ABOUT THE FUND                          1
FUND FEES AND EXPENSES                  2
INVESTMENT STATEGIES                    3
INVESTMENT RISKS                        5
MANAGEMENT OF THE FUND                  5
PRICING OF FUND SHARES                  6
PURCHASE OF FUND SHARES                 7
REDEMPTION OF FUND SHARES               9
DIVIDENDS, DISTRIBUTIONS AND TAXES     11

ABOUT THE FUND

The following is an overview of the investment objective, strategies and risks of the Foresight Value Fund (the
"Fund"). More detailed discussions on these subjects and others can be found following this section.

What is the Fund's investment objective?

The primary investment objective of the Fund is long-term capital appreciation.

What is the Fund's principal investment strategy?

The Fund seeks to achieve its investment objective by principally investing in a focused portfolio of common stocks of financially secure companies that Value Analytics, LLC, the Fund's Investment Adviser (the "Adviser"), believes to be undervalued. The Adviser considers a company undervalued when its equity trades at prices that value the company significantly less than its intrinsic value. The intrinsic value of a company is the greater of either the value an informed investor would be willing to pay to acquire the entire company as a going concern, or the value that would be realized if operations were terminated and all assets sold.

What are the main risks of investing in the Fund?

There are certain risks associated with investing in the Fund. Common to these risks is the possibility that the Fund's share price may decline, so when you sell your shares you may lose money. The principal risks are as follows:

o As with all equity funds, the Fund's share price may decline in value due to a decline in the overall stock market, weakness in a particular industry or events that adversely affect a specific company in which the Fund owns stock. A decline in a single holding will have a greater impact on the overall value of the Fund than it would if the Fund were more diversified, that is, if it held a greater number of securities.

o There is the possibility that a security the Fund holds and believes to be undervalued may not have its intrinsic value recognized by the market for long periods of time, or the Fund may have been mistaken in its intrinsic value analysis. In either case the Fund might not perform as well as certain market indices or other funds, particularly when performance is measured over short time intervals.

o As is the case for any mutual fund, the Fund may not succeed in achieving its investment objective.

Is this Fund an appropriate investment for you?

Investors should consider their investment goals, their time frame for achieving these goals and their tolerance for risk before selecting a particular investment. If your goals include the potential for significant long-term capital appreciation while avoiding unnecessary downside risks, then the undervalued, financially secure equity investments sought by the Fund might be an appropriate component of your overall investment program.

The Fund may not be an appropriate investment for those investors who depend on a steady income from their investments. Although some of the securities in the Fund's portfolio may pay dividends, generation of income is not a primary objective of the Fund.

The Fund is not an appropriate investment for short-term investors, market-timers or for those investors who want to "follow the crowd".

How has the Fund performed historically?

As of the date of this Prospectus, the Fund has had less than a full year of operation and therefore historical Fund performance metrics are not available.


FUND FEES AND EXPENSES

The Fund is a no-load fund and therefore buyers and sellers of Fund shares do not incur sales charges (loads). The following table lists the costs that you may pay if you buy and hold shares of the Fund:

Shareholder Fees (fees paid directly from your investment)

Maximum Sales Charge (Load) Imposed on Purchases....... None
Maximum Sales Charge Imposed on Reinvested Dividends... None
Maximum Deferred Sales Charge.......................... None
Redemption Fee......................................... None

Annual Fund Operating Expenses (expenses that are deducted from your Fund assets)

Management Fees....................................... 1.00%
Distribution (12b-1) Fees.............................. None
Other Expenses (after expense reimbursements - Note 1) 0.25% Total Operating Expenses (after expense reimbursements)1.25%

Note 1 - The Adviser has agreed to reimburse the Fund for certain other expenses in order to limit the total Fund operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) to 1.25% of the Fund's average daily net assets. It is anticipated that this arrangement will continue until further notice to shareholders. If the reimbursement were not made, "Other Expenses" would be 1.50% and "Total Operating Expenses" would be 2.50% based on projected expenses and average daily net assets for the Fund's initial fiscal year.

Example

The following example is intended to help in comparing the cost of investing in the Fund with the cost of investing in other mutual funds and assumes:

o $10,000 is invested in the Fund for the time periods indicated and then all shares are redeemed at the end of those periods;

o The investment has a 5% return each year;

o The Fund's operating expenses remain constant.

Investors' actual costs may be higher or lower than those indicated below.

   1 Year        3 Year
   ------        ------
    $106          $397


INVESTMENT STATEGIES

The Fund seeks to achieve its investment objective of long-term capital appreciation by principally investing in equity securities of financially secure companies that the Adviser believes to be undervalued. The Adviser considers a company undervalued when its equity trades at prices that value the company significantly less than its intrinsic value.

The conventional definition of "value" investing is buying stocks of companies identified as being undervalued based on absolute or relative value measures, such as low stock price to earnings or book value, as opposed to "growth" investing, where companies with high earnings growth rates are favored. The Fund and its Adviser do not acknowledge this dichotomy between "value" and "growth", understanding that growth is a necessary component used in determining the intrinsic value of a company as a going concern.

The intrinsic value of a company is the greater of either its value as a going concern or the value that would be realized if operations were terminated, all assets liquidated and liabilities paid. A company's value as a going concern is that which an informed investor would be willing to pay to acquire the entire company through a purchase or merger, and can be estimated from the discounted value of future cash flows or from recent mergers and acquisitions of comparable companies. Normally the stock market is relatively efficient and equity securities trade near their intrinsic values. However, there are times when a stock might be either significantly over or under-priced.

There are several reasons why companies might be undervalued and their equity securities under-priced in the stock market. Some companies, primarily those with relatively small market capitalization, are not widely or closely followed by security analysts, which may result in their being undervalued by the market if relevant fundamental changes go unnoticed or incorrectly analyzed, or so called "hidden assets" are not correctly valued. At times a company or industry will be out of favor due to economic or market conditions which are either temporary or cyclical, and by looking beyond the near-term, a value may be assigned to the company which is greater than that which the market is currently willing to pay. Likewise, a company may disappoint analysts and investors due to an earnings estimate being missed, or for some other reason, resulting in a drop in price that is not justified when the company's long-term fundamentals are considered. Lastly, an under-priced stock sometimes results when a parent company spins-off a part of its business to form a separate public company. If holders of the parent company's stock receive shares in the spin-off that, for various reasons, they do not want or cannot keep, the share price of the spin-off's stock can be depressed when these holders sell.

Once a security is purchased, the Fund will in most cases hold the security until it is fairly valued, that is until the price at which it trades is close to that price representing the company's intrinsic value. This
"equalization" of price and value can occur in several ways. Market participants may come to recognize the intrinsic value of the company causing its stock price to rise; another firm may recognize the intrinsic value and seek to acquire the company through a purchase or merger;
company management or others may seek to take the company private through a leveraged buyout; or company management may choose to realize intrinsic value through a partial or total liquidation of assets. Although it is preferable that price rise to meet value, at times the Adviser may have to adjust downward his estimate of a company's intrinsic value due to adverse changes in a company's fundamentals, or when expectations for a company's performance are not met.

There may be occasions when a security is not sold at its intrinsic value. The Fund may choose to sell a security before it reaches fair value if a more attractive investment is available, after due consideration is given to the tax and transaction costs associated with selling one security and buying another. There may also be certain securities that the Fund decides to continue to hold even after they have become fairly valued. Usually these will be securities of companies that the Adviser believes to have unassailable competitive advantages that will allow continued growth and afford attractive long-term returns to shareholders.

Although the portfolio will primarily be invested in common stocks, the Fund will normally maintain small cash reserves. At times, due to market conditions, these cash reserves may be increased to a significant percentage of the Fund's net assets. Cash reserves will normally be invested in money market funds or U.S. Government securities.

The Fund prefers to minimize the portfolio turnover rate, normally holding securities for at least one year. A low turnover rate will provide certain benefits to Fund shareholders, especially for those holding shares in taxable accounts. By holding shares longer than one year, capital gains distributions are taxed at the currently lower long-term rates. Also, the longer a well performing stock is held, the longer taxes on capital gains distributions can be delayed. Finally, transaction costs are incurred when securities are bought or sold - the direct costs of brokerage commissions and the indirect execution costs due to spreads between bid and ask prices. The fewer the transactions, the lower the transaction costs incurred.

At any given time the Fund expects to hold equity securities of between fifteen to thirty companies, depending on the availability of securities meeting the Adviser's investment criteria, the market capitalization of the companies and the amount of funds available for investment. Larger positions will typically be taken in larger capitalization companies. It is the belief of the Adviser and the management of the Fund that a focused portfolio of securities representing the best ideas of the Adviser is preferable to a portfolio of hundreds of securities, where less esteemed stocks are purchased solely to diversify the portfolio at the expense of long-term performance, truly a case of diminishing returns!


INVESTMENT RISKS

There are certain risks associated with investing in the Fund. Common to all these risks is the possibility that an investor will lose money. The principal risks are as follows:

o Market risk - this is the possibility that the market value of Fund holdings will decline in value, to a greater or lesser extent, when the stock market as a whole declines, as measured by various market indices.

o Industry risk - this is the possibility that the market value of Fund holdings will decline in value due to weakness in a particular industry in which the Fund may have significant holdings.

o Company-specific risk - this is the possibility that the market value of a fund holding will decline in value due to a company-specific event. A decline in a single holding will have a greater impact on the overall value of the Fund than it would if the Fund were more diversified, that is, if it held a greater number of securities.

o Liquidity risk - this is the possibility that some investments, primarily thinly traded securities of small companies or stock of companies with a relatively small number of shares outstanding, will have their prices move against the Fund when the Fund attempts to enter or exit a position.

o Performance risk - this is the possibility that a security the Fund holds and believes to be undervalued may not have its intrinsic value recognized by the market for long periods of time, or the Fund may have been mistaken in its intrinsic value analysis. In either case the Fund might not perform as well as certain market indices or other funds, particularly when performance is measured over short time intervals.

The Fund is primarily intended for long-term investors who are willing to accept the above risks and fluctuations in the market value of their investment.

The Fund is not suitable for short-term investors, "market timers", investors seeking stability in the market value of their investment, or investors whose primary investment goal is generation of income.


MANAGEMENT OF THE FUND

Investment Adviser

The Fund's investment adviser is Value Analytics, LLC, of 24695 Deer Ridge Ln., Athens, AL 35613. Value Analytics is a Maryland limited liability company and an SEC registered investment adviser. Pursuant to the Investment Advisory Agreement between the Fund and the Adviser, the Adviser furnishes advice and recommendations with respect to the Fund's portfolio of securities and investments. For its investment advisory services, the Adviser is paid a fee, computed daily and payable monthly, at an annual rate of 1% of the Fund's average daily net assets. The Adviser may at its discretion waive all or a portion of this fee, and/or reimburse operating expenses to be paid by the Fund. The Adviser also serves without compensation as the Fund's distributor, transfer agent and administrator.

The Adviser has been managing private wealth since its formation as of December 31, 1999. Average annual total returns of managed investments for the last three years as compared to the S&P 500 Index (including dividends) are as follows:

        Adviser                    S&P 500
        -------                    -------

 2000    2001    2002        2000    2001    2002
 ----    ----    ----        ----    ----    ----
 40%     10%     -1%         -9%     -12%    -22%

Investor's should be aware that past performance of the investment adviser managing private wealth is not a guarantee nor predictor of the adviser's future performance managing the Fund's portfolio.

Portfolio Manager

Michael M. Bissell, CFA, serves as portfolio manager for the Fund, responsible for the day-to-day management of the Fund's portfolio. Mr. Bissell is also President and Chairman of the Board of Directors for Foresight Funds, Inc. Mr. Bissell has over twenty years of investment experience including three years as President and sole owner of Value Analytics, LLC, the Fund's investment adviser. Prior to forming Value Analytics, LLC, Mr. Bissell was extensively involved in asset investment decisions for the petroleum, chemical and power industries as an engineering manager for Bechtel, Inc. Mr. Bissell received a B.S. in engineering from the Massachusetts Institute of Technology and an MBA from the University of Houston. He is a registered Professional Engineer (PE), member of the Association for Investment Management and Research (AIMR) and a Chartered Financial Analyst (CFA) charter holder.


PRICING OF FUND SHARES

The net asset value (NAV) of the Fund's shares is calculated at the close of the New York Stock Exchange (normally 4:00 p.m. New York time) each day the Exchange is open for business. Normally the Exchange is closed on weekends, New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. The Fund's NAV is calculated by dividing net assets, the balance obtained by summing all assets and subtracting all liabilities, by the number of shares outstanding. Assets are valued based on their current day's closing market quotations. If market quotations are not readily available for an asset, the Fund's Board of Directors will specify a method they believe will accurately estimate fair market value.

When purchasing or redeeming shares, the shares are priced at the next NAV calculated subsequent to an order being received in proper form by the Fund, a broker-dealer or other financial intermediary authorized to accept orders on behalf of the Fund. If an order is received on a day that the Exchange is closed, the shares will be priced at the NAV calculated at the close of business on the next day the Exchange is open.


PURCHASE OF FUND SHARES

The Fund is a no-load fund and as such, there are no sales charges when buying Fund shares directly from the Fund.
There is a minimum initial investment of $1,000, and a minimum of $100 for all subsequent investments into established accounts. You may make your initial investment or add to existing accounts using any of several methods described below. Assistance in opening accounts may be obtained by calling 1-800-xxx-xxxx and speaking with the Fund's administrator, or by writing to the Fund at the address given below for regular mail orders. Be sure to include your social security number or tax identification number with your account application or it will not be accepted.

Payment for all initial and subsequent investments must be made by check or money order drawn on a U.S. bank and payable in U.S. dollars. The Fund will not accept orders not accompanied by payment. You will be charged $25 for any check that does not clear in addition to any losses are fees incurred by the Fund as a result of having to cancel your order.

Stock certificates will not be issued for shares purchased.
In lieu of stock certificates, written confirmation of all accepted orders for shares and periodic account statements indicating the number of shares owned will be mailed to shareholders.

The Fund reserves the right to reject any order for the purchase of shares, including orders from existing shareholders.

Mail Orders

If opening a new account, please read this Prospectus carefully, then complete and sign the accompanying account application. Remember to include social security or tax identification numbers for all account holders. Make your check or money order payable to Foresight Value Fund and send it along with completed account application to:

Foresight Value Fund
P.O. Box xxxx
Athens, AL 35613

Additional investments may be made to existing accounts by requesting such in a letter or by using the order form included with account statements. Be sure to reference your account number on your check or money order and in the letter or order form.

Bank Wire Orders

Investments for both new and established accounts can be made directly by bank wire. However, before wiring funds, please call the Fund administrator at 1-800-xxx-xxxx to advise the Fund of the dollar amount of your investment and your account number. This will facilitate a prompt and accurate wire transaction. For new accounts, the administrator will assign an account number to you at this time, but as soon as possible thereafter, you should complete and mail an account application to the Fund as described above for "Mail Orders". Please have your bank use the following wiring instructions for your investment:

XXXX Bank
ABA# nnnnnnnnn
For Credit To: Foresight Value Fund
Account # nnnnnnnnn
Your Name
Your Account # nnnnnnnnnn

Retirement plan accounts cannot be opened by wire.

Automatic Investment Plan

The Fund offers shareholders the option of participating in an automatic investment plan that allows regular monthly investments in the Fund through automatic charges to their checking account. The minimum monthly investment for this plan is $100. Investors interested in participating in this plan may obtain more information by calling the Fund administrator at 1-800-xxx-xxxx.

Retirement Plans

Investors may purchase shares of the Fund in various tax-deferred retirement plans. Investors may also roll over existing retirement plans into a plan offered by the Fund.
Some of the retirement plans offered by the Fund are as follows:

o Traditional and Roth Individual Retirement Account
  (IRA) plans for individuals and their non-employed spouses

o Keogh Plans for self-employed individuals

o Employer sponsored retirement plans such as 401(k) plans

For more information concerning these and other retirement plans, please call the Fund administrator at 800-xxx-xxxx.

Broker-Dealer Orders

Some broker-dealers or other financial intermediaries may sell shares of the Fund. These broker-dealers or financial intermediaries may charge investors a fee for their service, which is retained by them and not paid to the Fund or the Advisor. If shares are purchased directly from the Fund, no transaction fees are incurred.


REDEMPTION OF FUND SHARES

You may redeem all or a portion of your Fund shares on any day that the New York Stock Exchange is open for business. A redemption order received in proper form, as indicated below, before the close of regular trading (normally 4:00 p.m. New York time) will be priced at the NAV per share calculated as of that day's close of trading. Otherwise, your shares will be redeemed on the next day the Exchange is open for business. The redemption price received for Fund shares may be more or less than the price paid when the shares were initially purchased. You may redeem shares using any of several methods described below.

Mail Redemptions

You may redeem all or a portion of your shares by written request. Your request should include your account number, the name and signature of all account holders (exactly as your account is registered), your mailing address and the amount of money or number of shares to be redeemed. Include signature guarantee(s) if required (see below). Certain shareholders such as corporations, trusts and estates may be required to provide additional supporting documentation. Mail your completed request to:

Foresight Value Fund
P.O. Box xxxx
Athens, AL 35613

Telephone Redemptions

You may make oral requests for redemption of shares up to $25,000 provided you have previously made arrangements with the Fund administrator for telephone redemptions and the redemption request does not require a signature guarantee
(see below).

Automatic Withdrawal Plan

Shareholders with accounts valued at a minimum of $25,000 may elect to participate in an automatic withdrawal plan. Under this plan the shareholder directs the fund to withdraw a fixed amount (minimum of $100) by redeeming sufficient shares from his or her account either monthly or quarterly.

Broker-Dealer Redemptions

Some broker-dealers or other financial intermediaries may redeem shares of the Fund. These broker-dealers or financial intermediaries may charge investors a fee for their service, which is retained by them and not paid to the Fund or the Advisor. If shares are redeemed directly from the Fund, no transaction fees are incurred.

Signature Guarantees

In order to protect you and the Fund from fraud, signature guarantees will be required for redemptions in the following situations:

o The redemption request is valued at more than $25,000

o The redemption proceeds are to be sent to a person other than the person(s) in whose name(s) the shares are registered

o The redemption proceeds are to be sent to an address other than the current address of record

o The Fund receives the redemption request within thirty days of an address change

o You change ownership of the account

Signature guarantees may be obtained through most banks, saving and loans, credit unions, trust companies and member companies of the national securities exchanges.

Payment of Redemption Proceeds

If you redeem shares directly from the Fund you can choose to have redemption proceeds mailed to you at your address of record, your bank or to any other authorized person. You may also have proceeds wired directly to your bank ($15 fee per transaction, deducted from proceeds). Redemption proceeds will normally be mailed (or wired) within seven days of receipt of your redemption order in proper form. If you are redeeming Fund shares that were recently purchased by check, the proceeds may be delayed until the check clears. Shareholders who redeem shares through broker-dealers or other financial intermediaries will receive their redemption proceeds in accordance with the procedures established by the broker-dealer or other financial intermediary.

The Fund may suspend redemptions or postpone the date of payment of proceeds during the following periods:

o When the NYSE is closed or trading is restricted as determined by the Securities and Exchange Commission
  (SEC)

o When an emergency exists as defined by the SEC in which it is not practical for the Fund to dispose or determine the value of its assets

o As otherwise permitted by the SEC.

The Fund may pay redemption requests "in kind", meaning partially or entirely with securities rather than cash, when it is determined that conditions exist that would make payment entirely in cash unwise. If a redemption request is paid partially or entirely in securities, transaction costs will be incurred when selling the securities.

If your account balance falls below $1000 because of share redemptions, you will be given 60 days to make additional investments to bring the total back to at least $1000.
Failing to do so, the Fund may close your account and mail you the remaining account balance.


DIVIDENDS, DISTRIBUTIONS AND TAXES

The Fund expects to distribute substantially all of its net investment income (dividends and interest income net of expenses) and realized capital gains distributions, if any, annually. You may elect to receive distributions either in cash or in additional shares of the Fund at the time you place an order for shares. If you elect to have distributions paid in additional shares, the shares will have an aggregate NAV equal to the cash amount of the distribution. If no election is made, distributions will be made in additional shares. You may also change your election at any time by writing or calling the Fund administrator.

Distributions of net investment income and short-term capital gains are taxable to you as ordinary income for federal income tax purposes. Long-term capital gains distributions are taxable to you as long-term capital gains. In both cases the distributions may also be subject to state and local taxes. Distributions are taxable to you whether you receive the distributions in cash or reinvest the distributions as additional shares in the Fund. The Fund will send you information stating the amount and type of all distributions for the year shortly after December 31 of that year.

To learn more about the Foresight Value Fund, the following documents are available upon request:

Annual and Semi-Annual Reports to Shareholders

The Fund's annual and semi-annual reports to shareholders contain additional information pertaining to the Fund's investments.

Statement of Additional Information (SAI)

The SAI contains more detailed information about the Fund, including Fund operations and investment policies. The
Fund's SAI is incorporated by reference into this Prospectus, and as such, its contents should be considered legally as part of this Prospectus.

Free copies of the current annual and semi-annual reports and of the SAI can be requested by contacting the Fund by phone or mail at:

Foresight Value Fund
P.O. Box xxxx
Athens, AL 35613
(800) xxx-xxxx

These documents can also be reviewed or copied at the Securities and Exchange Commission (SEC) Public Reference
Room in Washington, D.C. Call the SEC at (202) 942-8090 for information concerning the operation of the Public Reference
Room.

The above documents and other information about the Fund are available from the EDGAR database that can be accessed from the SEC's Internet site at http://www.sec.gov. Copies can be obtained, upon payment of a duplicating fee, by e-mail request to publicinfo@sec.gov or by writing to:

Public Reference Section
Securities and Exchange Commission
Washington, D.C. 20549-0102


Investment Company Act File No. 811-

FORESIGHT VALUE FUND

STATEMENT OF ADDITIONAL INFORMATION
_______, ____




































This Statement of Additional Information ("SAI") is not a prospectus. The SAI contains additional and more detailed information than is contained in the Prospectus for the Foresight Value Fund (the "Prospectus") dated ______,
_____. The SAI should be read in conjunction with the Prospectus, copies of which can be obtained by calling or writing the Foresight Value Fund at the address or telephone number given above.

TABLE OF CONTENTS

DESCRIPTION OF THE FUND                                 1
INVESTMENT POLICIES                                     1
MANAGEMENT OF THE FUND                                  5
CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES     8
INVESTMENT ADVISORY AND OTHER SERVICES                  8
BROKERAGE ALLOCATION                                    9
PRICING OF FUND SHARES                                  9
TAXATION OF THE FUND                                   10
INVESTMENT PERFORMANCE                                 11

DESCRIPTION OF THE FUND

Foresight Funds, Inc. was organized as a corporation under the laws of the State of Maryland pursuant to Articles of Incorporation filed on October 3, 2002. Foresight Funds is an open-end, non-diversified management investment company registered under the Investment Company Act of 1940, as amended
(the "1940 Act").

The Foresight Value Fund (the "Fund") is the initial series of Foresight Funds. The Fund has one class of shares. The Board of Directors has the authority to issue multiple classes of shares and new series of the Foresight Funds. The Fund does not issue share certificates, all shares being held in non-certificate form as registered on the books of the Fund and the Fund's transfer agent for the account of the shareholder. Each share represents an equal proportionate interest in the assets and liabilities of the Fund and entitles the shareholder to such dividends and distributions of income of the Fund as declared by the Board of Directors. In case of liquidation of a series, the shareholders will be entitled to receive a distribution out of the assets, net of liabilities.

The Fund does not hold an annual meeting of shareholders. When matters are submitted to shareholders for a vote, each shareholder is entitled to one vote for each whole share and fractional vote for each fractional share the shareholder owns. All shares have equal voting and liquidation rights. Shares do not have cumulative voting rights nor any preemptive or conversion rights.


INVESTMENT POLICIES

The following policies supplement the description of the Fund's investment objective and strategies in the Prospectus.

Small Market Capitalization Securities

The Fund may make investments in the equity securities of companies having small market capitalization ("small cap"), typically defined as a market capitalization of less than one billion dollars. Certain risks inherent to common stock investments may be more pronounced or significant when investing in small cap companies as compared to investments in larger companies including:

o Higher price volatility due to lower liquidity and smaller trading volumes;

o Greater sensitivity to changes in the general economy, the industry or company fundamentals.

Foreign Securities

The Fund may make investments in publicly traded securities of foreign companies through their purchase on foreign or domestic exchanges, or through the purchase of American Depository Receipts ("ADRs"). While the Fund intends to primarily invest in equity of domestic companies, it reserves the right to invest up to 25% of its assets (at the time of purchase and after giving effect thereto) in foreign securities. Investments in foreign companies may involve certain risks that are not associated with investments in domestic companies. Primary among these are:

o Foreign securities may be affected by changes in exchange rates or foreign currency controls;

o When compared with domestic companies, there may be less transparency in the operations of foreign companies and less company and industry information available;

o Accounting and financial reporting standards of foreign companies may not be comparable to those of domestic companies;

o Trading in foreign securities may be less liquid, more volatile and entail higher transaction costs than trading in comparable domestic securities;

o Foreign securities may be affected by local economic conditions that differ significantly from domestic conditions;

o Investments in certain countries may be adversely affected by local political instabilities.

Special Situations

The Fund may invest in special situations that the Fund's
Investment Adviser ("the Adviser") believes offer an opportunity to earn extraordinary returns independent of market returns. These special situations may include any of the following:

o Mergers and acquisitions;

o Partial or complete liquidations and spin-offs;

o Reorganizations and recapitalizations;

o Significant changes in management or management policies;

o New technologies, products or services;

o Production or marketing innovations.

Diversification

A diversified investment company is required by the 1940 Act to not invest more than 5% of its total assets in the securities of a single issuer nor own more than 10% of the outstanding voting securities of a single issuer. Although the Fund is classified as non-diversified, and therefore is not subject to these limitations, the U.S. Internal Revenue Code of 1986, as amended, requires a certain minimum diversification in order to qualify for taxation as a regulated investment company. A regulated investment company is eligible to receive Federal income tax relief on that portion of ordinary taxable income and net realized long-term capital gains that are distributed to shareholders. The Fund intends to qualify for this tax relief by limiting its investments such that at the end of each quarter of the tax year:

1. Not more than 25% of the market value of the Fund's total assets will be invested in the securities of a single issuer
   ("the 25% test");

2. With respect to 50% of the market value of the Fund's total assets, not more than 5% of the market value of total assets will be invested in the securities of a single issuer nor will the Fund own more than 10% of the outstanding voting securities of a single issuer ("the 50% test").

Investments in U.S. Government securities are exempt from the above limitations. Also, the Fund will not lose its qualification as a regulated investment company if the 25% or 50% test requirements are not met at the end of a quarter due to fluctuations in the market value of its securities.

Industry Concentration

Given a choice between investments within a given industry or sector and ones in different industries or sectors, the Fund will prefer to diversify its holdings, assuming expected returns are comparable. At times, however, the Fund may choose to concentrate its investments in a particular industry or sector if it is the belief of the Adviser that such concentration offers the best opportunity for extraordinary returns. Such a situation may occur when a particular industry or sector is temporarily out of favor with investors, but long-term industry fundamentals remain good, or specific companies within an industry are expected to outperform. Industry or sector concentration will not be a limiting factor in the Fund's investment decisions.

Concentration of investments in a particular industry or sector exposes a portfolio to the risk that the selected industry or sector will not perform as well as the market, potentially leading to underperformance of the Fund's portfolio relative to more diversified portfolios or equity market indices. A portfolio with investments concentrated in a particular industry or sector may also experience greater volatility in its market value than a more diversified portfolio.

Portfolio Turnover

The Fund believes that its primary investment objective of long-term capital appreciation is best achieved by investing in undervalued equity securities and holding them until they are fairly valued, not by attempting to profit from short-term market movements through active trading. Normally this strategy will allow the Fund to hold a security for at least one year and qualify for long-term capital gains tax treatment. It is anticipated that portfolio turnover (the lesser of portfolio purchases or sales of securities, divided by average market value of the portfolio of securities, for a given period) will normally be less than 67% per year (indicating an average holding period of at least 18 months for securities). Although the Fund considers low turnover to be desirable, it will not be a limiting factor in investment decisions.

Temporary Defensive Positions

Under normal circumstances it is anticipated that the Fund will be fully invested in common stocks with the exception of small cash reserves. At times, as a temporary defensive strategy in response to market conditions, these cash reserves may be increased to a significant percentage of the Fund's net assets. Cash reserves will normally be invested in money market funds or U.S. Government securities.

Fundamental Investment Restrictions

The Fund has adopted the following investment restrictions as fundamental, meaning they cannot be changed without the approval of a majority of the outstanding shares. Such a majority has been defined by the 1940 Act as the less of either 67% of the Fund's shares present at a meeting where more than 50% of the outstanding shares are present in person or by proxy, or more than 50% of the outstanding shares of the Fund. The Fund may not:

1. Issue senior securities, except as allowed by the 1940 Act;

2. Borrow money, except for temporary or emergency purposes, and then only from banks and in an aggregate amount not exceeding 5% of the Fund's total assets at the time of the borrowing and excluding such short-term credits as may be necessary for the clearance of security transactions;

3. Underwrite the securities of other issuers, except to the extent that the Fund may be deemed an underwriter in the disposition of portfolio securities;

4. Purchase or sell real estate, although the Fund may purchase the marketable securities of companies holding real estate or interests in real estate;

5. Purchase or sell commodities or commodity contracts;

6. Make loans except through the purchase of a portion of an issue of publicly traded bonds, debentures or other debt securities;

7. Invest more than 25% of the Fund's net assets (at the time of purchase and after giving effect thereto) in the securities of a single issuer, provided that there shall be no limit on the purchase of U.S. Government securities.

Other Investment Restrictions

The Fund has adopted the following investment restrictions as non-fundamental, meaning that they can be changed only by a vote of a majority of the directors. The Fund may not:

1. Purchase securities on margin, with the exception of obtaining such short-term credits as may be necessary for the clearance of security transactions;

2. Make short sales of securities;

3. Purchase or sell puts or calls on securities;

4. Invest for the purpose of exercising control over management of any company;

5. Purchase the securities of any other investment company except in the open market, including an ordinary brokerage commission, or as part of a merger, consolidation or acquisition of assets.

6. Invest more than 5% of the Fund's net assets in securities which may be illiquid due to legal or contractual restrictions on resale or securities for which there are no readily available market quotations;

7. Invest in oil, gas or mineral exploration or development programs except through the purchase of readily marketable securities.


MANAGEMENT OF THE FUND

As a Maryland corporation, the business and affairs of the Fund are managed by the executive officers with oversight provided by the Board of Directors. Biographical and other information for Fund officers and directors is presented below.

Interested Officers and Directors

The following table presents information concerning officers and directors who are considered "interested persons" of the Fund as defined in the 1940 Act:


                                        Term of Office    Principal
Name, Address                           and Length of     Occupation(s)
and Age             Position(s) Held    Time Served       During Past 5 Years
------------------  ------------------  ----------------  ----------------------
Michael M. Bissell  Chairman of the     Indefinite term;  Chairman and
Age 50              Board of Directors  Since Fund's      President of
24695 Deer Ridge    and President       inception         Foresight Funds, Inc.;
Lane                                                      President of
Athens, AL 35613                                          Value Analytics, LLC;
                                                          Engineering Supervisor
                                                          Bechtel, Inc.

Hilda M. Bissell    Secretary and       Indefinite term;  Secretary and
Age 47              Treasurer           Since Fund's      Treasurer of
24695 Deer Ridge                        inception         Foresight Funds, Inc.;
Lane                                                      Family Practice
Athens, AL 35613                                          Physician


1. Hilda Bissell is the spouse of Michael Bissell
2. Bechtel, Inc. is an international engineering and construction contractor
3. Michael Bissell holds no other directorships

Independent Directors

The following table presents information concerning directors who are not considered "interested persons" of the Fund as defined in the 1940 Act:

                                        Term of Office    Principal
Name, Address                           and Length of     Occupation(s)
and Age             Position(s) Held    Time Served       During Past 5 Years
------------------  ------------------  ----------------  ----------------------
Herbert R. Leita    Director            Indefinite term;  Project Engineer
Age 51                                  Since Fund's      Bechtel, Inc.
4166 Triangle                           inception
Circle
Kingsport, TN
37664

Rebecca L. Leita    Director            Indefinite term;  Owner
Age 50                                  Since Fund's      All Occasion Gift
4166 Triangle                           inception         Basket and Flowers
Circle
Kingsport, TN
37664

1. Rebecca Leita is the spouse of Herbert Leita
2. Herbert and Rebecca Leita hold no other directorships

Standing Committees

The Audit Committee is a standing committee of the Fund that assists the Board of Directors in its oversight of the Fund's financial reporting process. Mr. Herbert Leita and Ms. Rebecca Leita, both being independent directors, are members of the Audit Committee and meet annually.

Beneficial Ownership of Fund Shares

The following tables give information concerning beneficial ownership by directors of equity securities in the Fund or in any registered investment companies overseen by the director within the same family of investment companies as the Fund.

For directors who are considered "interested persons" of the
Fund:

                                              Aggregate Dollar Range of Equity
                                              Securities in All Registered
                                              Investment Companies Overseen by
                    Dollar Range of Equity    Director in Family of Investment
Name of Director    Securities in the Fund    Companies
------------------  ------------------------  ----------------------------------
Michael M. Bissell  Over $100,000             Over $100,000


For independent directors:

                                              Aggregate Dollar Range of Equity
                                              Securities in All Registered
                                              Investment Companies Overseen by
                    Dollar Range of Equity    Director in Family of Investment
Name of Director    Securities in the Fund    Companies
------------------  ------------------------  ----------------------------------
Herbert R. Leita    $0                        $0

Rebecca L. Leita    $0                        $0


Compensation

The aggregate compensation of the directors of the Fund is given in the following tables. As the Fund has not completed its first year of operation, the compensation information is that which is forecast for the current fiscal year ending December 31, 2003.

For directors who are considered "interested persons" of the Fund:


                                    Pension or
                                    Retirement
                                    Benefits        Estimated
                    Aggregate       Accrued as      Annual         Total
                    Compensation    Part of Fund    Benefits Upon  Compensation
Name of Director    From Fund       Expenses        Retirement     From Fund
------------------  --------------  --------------  -------------  -------------
Michael M. Bissell  $0              $0              $0             $0


For independent directors:


                                    Pension or
                                    Retirement
                                    Benefits        Estimated
                    Aggregate       Accrued as      Annual         Total
                    Compensation    Part of Fund    Benefits Upon  Compensation
Name of Director    From Fund       Expenses        Retirement     From Fund
------------------  --------------  --------------  -------------  -------------
Herbert R. Leita    $50             $0              $0             $50

Rebecca L. Leita    $50             $0              $0             $50


Code of Ethics

The Fund and the Adviser have adopted a Code of Ethics that permits Fund and Adviser personnel to invest in securities, including securities that may be purchased or held by the Fund. The Code of Ethics contains trading restrictions and reporting procedures for the purpose of preventing and detecting potential conflicts of interest.


CONTROL PERSONS AND PRINCIPAL HOLDERS OF SECURITIES

As of the date of this SAI, Michael M. Bissell and Hilda M.
Bissell owned, as joint tenants in common, 100% of the Fund's outstanding voting securities.


INVESTMENT ADVISORY AND OTHER SERVICES

Investment Adviser

The Fund's investment adviser is Value Analytics, LLC, a Maryland limited liability company and an SEC registered investment adviser. Michael M. Bissell, CFA, is the sole member of the Adviser and President and Chairman of the Board of Directors of the Fund.

Pursuant to the Investment Advisory Agreement (the "Agreement") between the Fund and the Adviser, the Adviser furnishes advice and recommendations with respect to the Fund's portfolio of securities and investments. For its investment advisory services, the Adviser is paid a fee, computed daily and payable monthly, at an annual rate of 1% of the Fund's average daily net assets. Under the Agreement, the Adviser has agreed to reimburse the Fund for certain operating expenses in order to limit the Fund's total operating expenses (excluding interest, taxes, brokerage commissions and extraordinary expenses) to 1.25% of average daily net assets. It is anticipated that this arrangement will continue until further notice to shareholders.

The Board of Directors initially approved the Agreement based on the Adviser's willingness to reimburse certain operating expenses, the performance of the Adviser managing private wealth and the educational and investment credentials of Michael
Bissell, the Adviser's sole employee and owner.

The Adviser may act as an investment adviser to other persons, firms or corporations. As of the date of this SAI, the Adviser does not provide investment advisory services to any investment companies registered under the 1940 Act other than the Fund.

Principal Underwriter

The Adviser serves without compensation as the Fund's principal underwriter and distributor. As distributor the Adviser is authorized to solicit orders from the public to purchase shares of the Fund. The distributor acts in this capacity solely as the Fund's agent and all subscriptions must be accepted by the Fund as principal. All distribution expenses are born by the Adviser and not charged to shareholders.

Transfer Agent

The Adviser serves without compensation as the Fund's transfer agent with responsibility for maintaining records for each shareholder's account, processing purchases and redemptions of Fund shares and disbursing dividends and distributions. There are no shareholder charges for these services.

Fund Accountant and Administrator

The Adviser serves without compensation as the Fund's accountant and administrator providing financial and tax accounting, record keeping and other management-related services. The Fund accountant will also be responsible for pricing the Fund's securities and determining its net asset value on each day that the New York Stock Exchange is open for business.

Custodian

(Fill in name here) has been selected as Custodian of the Fund's investments. The Custodian acts as the Fund's depository, safekeeps its portfolio securities, collects all income and other payments with respect thereto, disburses funds at the Fund's request and maintains records in connection with its duties.


Independent Public Accountant

(Fill in name here) has been selected as the Fund's independent public accountant for the fiscal year ending December 31, 2003. The independent public accountant is responsible for performing an annual audit of the Fund's financial statements and performing visual verification (three times a year) of securities held by Fund as self-custodian in a bank safe deposit box.


BROKERAGE ALLOCATION

The Adviser is responsible for all Fund portfolio transactions. It is the policy of the Adviser to seek the most favorable execution of portfolio transactions reasonably available given the specific circumstances of each trade. In seeking best execution the Adviser considers both quantitative and qualitative factors such as execution capability, commission rate, financial responsibility and responsiveness. Although the Adviser does not intend to direct portfolio transactions to brokers or dealers because of research services or other investment information offered, the Adviser is authorized to do so, but only when price and execution are reasonable in relation to the benefits received. The Adviser does not allocate brokerage business in return for sales of the Fund's shares.


PRICING OF FUND SHARES

The net asset value (NAV) of each share of the Fund, on which the subscription and redemption prices are based, is calculated at the close of the New York Stock Exchange (normally 4:00 p.m., New York time) each day the Exchange is open for business. Normally the Exchange is closed on weekends, New Year's Day, Martin Luther King, Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas. The NAV of a share is calculated by dividing net assets of the Fund, the balance obtained by summing all assets and subtracting all liabilities of the Fund, by the number of shares outstanding. Readily marketable securities listed on the New York Stock Exchange are valued at their last sales price of the day for which the value is being determined. If there has been no sale of a security on such day, the security is valued at the mean of the closing bid and asked prices. Readily marketable securities listed on other national securities exchanges are valued in a similar manner. If market quotations are not readily available for an asset, the Fund's Board of Directors will specify a method they believe will accurately estimate fair market value.

When purchasing or redeeming shares, the shares are priced at the next NAV calculated subsequent to an order being received in proper form by the Fund, a broker-dealer or other financial intermediary authorized to accept orders on behalf of the Fund. If an order is received on a day that the Exchange is closed, the shares will be priced at the NAV calculated at the close of business on the next day the Exchange is open.


TAXATION OF THE FUND

The Fund intends to qualify for and elect tax treatment as a regulated investment company (an "RIC") under Subchapter M of the Internal Revenue Code of 1986, as amended (see section on "Investment Policies" for a discussion of the diversification requirements for qualification as an RIC). If the Fund should fail to qualify as an RIC in any fiscal year, it would be treated as a corporation for federal income tax purposes and be required to pay income taxes on its net investment income and net realized capital gains at the rates generally applicable to corporations. In such case, Fund shareholders would not be liable for income tax on the Fund's net investment income nor net realized capital gains, but distributions to shareholders of any Fund earnings or profits would be treated as taxable dividends to the shareholder.

If the Fund qualifies for and elects tax treatment as an RIC, this would relieve the Fund of any liability for Federal income tax on that part of its net investment income and net realized capital gains that are distributed to shareholders. The Fund intends to distribute all of its net investment income and net capital gains each fiscal year. Dividends from net investment income (including short-term capital gains) are taxable to shareholders as ordinary income, whereas distributions of long-term capital gains are taxable as long-term capital gains regardless of the shareholder's holding period for Fund shares. Such dividends and distributions are taxable to shareholders whether received as cash or in additional shares of the Fund. A portion of the Fund's income distributions to domestic corporate shareholders may be eligible for the 70% dividends-received deduction.

Investors should consult their own counsel for further details and for the application of Federal, state and local tax laws to their particular situation.


INVESTMENT PERFORMANCE

The Fund may periodically present in advertisements, sales literature and information given to investors, the performance of the Fund, or compare its performance to various indices or groups of other mutual funds. In these presentations, performance will be calculated using one of the methods described below.

The Fund's investment performance will vary depending upon market conditions, the composition of the Fund's portfolio and operating expenses of the Fund. Future investment performance may be higher or lower than past performance and there can be no assurance that any performance will continue.

Average Annual Total Return

The Fund may periodically advertise its average annual total return which, as defined by the SEC, is determined by calculating the average annual compounded rates of return over the one, five and ten year periods (or for the period of the Fund's operation since inception) that would equate the initial amount invested to the ending redeemable value, according to the following formula:

          P(1+T)^n = ERV

Where:

P   = a hypothetical initial payment of $1,000
T   = average annual total return
n   = number of years
ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one, five and ten year periods (or for the period of the Fund's operation since inception)

Assuming:

1. The maximum sales load (zero for the Fund) is deducted from the initial $1,000 payment.
2. All dividends and distributions are reinvested at the net asset value on the reinvestment dates during the period.
3. Recurring fees that are charged as expenses to all shareholder accounts are deducted.
4. A complete redemption is made at the end of the applicable period.

Average Annual Total Return (After Taxes on Distributions)

The Fund may also periodically advertise its after-tax performance. After-tax performance is calculated on a pre-liquidation (after taxes on distributions) and post-liquidation (after taxes on distributions and redemption) basis. The average annual total return after taxes on distributions, as defined by the SEC, is determined by calculating the average annual compounded rates of return over the one, five and ten year periods (or for the period of the Fund's operation since inception) that would equate the initial amount invested to the ending redeemable value, according to the following formula:

          P(1+T)^n = ATVD

Where:

P    = a hypothetical initial payment of $1,000
T    = average annual total return
n    = number of years
ATVD = ending value of a hypothetical $1,000 payment made at the beginning of the one, five and ten year periods (or for the period of the Fund's operation since inception), after taxes on fund distributions but not after taxes on redemption

Assuming:

1. The maximum sales load (zero for the Fund) is deducted from the initial $1,000 payment.
2. All dividends and distributions, less taxes due, are reinvested at the net asset value on the reinvestment dates during the period.
3. Recurring fees that are charged as expenses to all shareholder accounts are deducted.
4. All dividends and distributions are subject to the highest individual marginal federal income tax rates in effect on the reinvestment date.
5. A complete redemption (with no tax consequence) is made at the end of the applicable period.

Average Annual Total Return (After Taxes on Distributions and Redemption)

The average annual total return after taxes on distributions and redemption, as defined by the SEC, is determined by calculating the average annual compounded rates of return over the one, five and ten year periods (or for the period of the Fund's operation since inception) that would equate the initial amount invested to the ending redeemable value, according to the following formula:

          P(1+T)^n = ATVDR

Where:

P     = a hypothetical initial payment of $1,000
T     = average annual total return
n     = number of years
ATVDR = ending value of a hypothetical $1,000 payment made at the beginning of the one, five and ten year periods (or for the period of the Fund's operation since inception), after taxes on fund distributions and redemption

Assuming:

1. The maximum sales load (zero for the Fund) is deducted from the initial $1,000 payment.
2. All dividends and distributions, less taxes due, are reinvested at the net asset value on the reinvestment dates during the period.
3. Recurring fees that are charged as expenses to all shareholder accounts are deducted.
4. All dividends and distributions are subject to the highest individual marginal federal income tax rates in effect on the reinvestment date.
5. A complete redemption is made at the end of the applicable period.
6. Capital gains taxes (or the benefit resulting from capital losses, which are assumed to be fully deductible) are calculated at the highest federal individual capital gains tax rates in effect on the redemption date.

Non-Standardized Performance Quotations

From time to time the Fund may advertise performance that is calculated differently than the average annual total returns above. The following performance quotations may be used:

o Cumulative Return - the percentage change in the value of an account between the beginning and end of a period, assuming no account activity other than reinvestment of dividends and distributions.

o Non-standard Periods - average annual total returns as calculated above, but for periods other than one, five and ten years.

o Investment Value - ending dollar value of a hypothetical investment after a given period of time, assuming no account activity other than reinvestment of dividends and distributions.

PART C. OTHER INFORMATION

Item 23. Exhibits

(a) Articles of Incorporation filed with the state of Maryland on October 3, 2002 and amended on _______, 2003 - filed herewith

(b) By-laws adopted October 3, 2002 - filed herewith

(c) Instruments Defining Rights of Security Holders - none

(d) Investment Advisory Contracts - Copy of Registrant's
    Investment Advisory Agreement with Value Analytics, LLC executed June 15, 2003 - filed herewith

(e) Underwriting Contracts - none

(f) Bonus or Profit Sharing Contracts - none

(g) Custodian Agreement - to be filed

(h) Other Material Contracts - none

(i) Legal Opinion and Consent - to be filed

(j) Consent of Independent Auditors - to be filed

(k) Omitted Financial Statements - none

(l) Initial Capital Agreements - Copy of Letter of
    Investment Intent - to be filed

(m) Copy of Rule 12b-1 Distribution Plan - none

(n) Rule 18f-3 Plan - none

(o) Reserved

(p) Code of Ethics - to be filed

Item 24. Persons Controlled by or Under Common Control with
Registrant

None.

Item 25. Indemnification

Article XI, Section 11.2 of the Articles of Incorporation of the
Fund provides that:

INDEMNIFICATION. To the maximum extent permitted by applicable law (including Maryland law and the 1940 Act) currently in effect, or as it may hereafter be amended, the Corporation shall indemnify and advance expenses to its present and past Directors, officers, or employees, and persons who are serving or have served at the request of the Corporation as a director, officer, employee, partner, trustee or agent of other entities.

Item 26. Business and Other Connections of the Investment Adviser

Value Analytics, LLC, 24695 Deer Ridge Ln., Athens, AL 35613, offers investment advisory services to the Fund and to other clients via separately managed accounts. Michael M. Bissell is the sole Member of the Adviser. Information about the Adviser can be obtained from the Form ADV Part I (to be filed) via the NASDR CRD/IARD system.

Item 27. Principal Underwriter

The investment advisor, Value Analytics, LLC, serves as principal underwriter and transfer agent for the Fund.

Item 28. Location of Accounts and Records

All Fund records are held at the Fund's executive office - 24695
Deer Ridge Ln., Athens, AL 35613.

Item 29. Management Services

Not Applicable.

Item 30. Undertakings

The Registrant undertakes to file an amendment to the registration statement with certified financial statements showing the initial capital received before accepting subscriptions from more than 25 persons in the event the Fund chooses to raise its initial capital under Section 14(a)(3) of the Investment Company Act of 1940.

                       SIGNATURES

Pursuant to the requirements of the Securities Act of 1933, as amended, and the Investment Company Act of 1940, as amended, the Registrant certifies that it has duly caused this initial Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Athens and the State of Alabama on June 15, 2003.

                               Foresight Funds, Inc.


                              /s/ Michael M. Bissell
                             -------------------------
                                  Michael M. Bissell
                                      President
Attest:

     /s/ Hilda M. Bissell
    -----------------------
         Hilda M. Bissell
            Secretary

Pursuant to the requirements of the Securities Act of 1933, as amended, this registration statement has been signed below by the following persons in the capacities and on the date indicated.

         Signature              Date                 Title

  /s/ Michael M. Bissell    June 15, 2003     President and Director
 ------------------------
      Michael M. Bissell


  /s/ Herbert R. Leita      June 21, 2003     Director
 ------------------------
      Herbert R. Leita


  /s/ Rebecca L. Leita      June 21, 2003     Director
 ------------------------
      Rebecca L. Leita

INDEX TO EXHIBITS


Exhibit Number              Description


   EX-99.A                  Articles of Incorporation

   EX-99.B                  By-Laws

   EX-99.D                  Investment Advisory Agreement